Cover	Dec. 22, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed on December 27, 2021 is being filed by SOC Telemed, Inc. for the purpose of amending Item 9.01(d) to include Exhibit 104 “Cover Page Interactive Data File (embedded within the Inline XBRL document)” which was inadvertently omitted from the original filing. No other changes have been made to the original filing.
Document Period End Date	Dec. 22, 2021
Entity File Number	001-39160
Entity Registrant Name	SOC TELEMED, INC.
Entity Central Index Key	0001791091
Entity Tax Identification Number	84-3131208
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1768 Business Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(866)
Local Phone Number	483-9690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value of $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	TLMD
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	TLMDW
Security Exchange Name	NASDAQ